SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS:

                                 -----------------


                    Cash Reserve Fund, Inc.: Treasury Series
                    Treasury Money Fund -- Institutional Class
                          DWS U.S. Treasury Money Fund
                         Treasury Money Fund Investment



Deutsche Asset Management ("DeAM"), is proposing the following mergers as part of DeAM's initiative to restructure and streamline the family of DWS funds. In the chart below the Acquired Funds on the left are proposed to be merged into the Acquiring Funds on the right.


--------------------------------------------------------------------------------
Acquired Funds                            Acquiring Funds
--------------------------------------------------------------------------------

  Cash Reserve Fund, Inc.: Treasury         Investor Cash Trust: Treasury
  Series                                    Portfolio
--------------------------------------------------------------------------------

  Treasury Money Fund -- Institutional       Investor Cash Trust: Treasury
  Class                                     Portfolio
--------------------------------------------------------------------------------

  DWS U.S. Treasury Money Fund              Investor Cash Trust: Treasury
                                            Portfolio
--------------------------------------------------------------------------------

  Treasury Money Fund Investment            Investor Cash Trust: Treasury
                                            Portfolio
--------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held during the early part of 2007. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Prospectus/Proxy Statement describing in detail the proposed merger and summarizing the Board's considerations in recommending that shareholders approve the merger, (ii) a proxy card(s) and instructions on how to submit a vote and (iii) a Prospectus for the applicable Acquiring Fund.




               Please retain this supplement for future reference.






                                                                     [Logo]DWS
                                                                       SCUDDER
March 2, 2007                                              Deutsche Bank Group